Segment and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Segment and Geographic Information

15. Segment and Geographic Information

We have two reportable segments:

•	Gamer and Creator Peripherals, which includes high-performance gaming keyboards, mice, headsets and controllers, as well as our gaming gear including capture cards, studio accessories, among others.

•

Gaming Components and Systems, which includes high performance power supply units, or PSUs, cooling solutions, computer cases, and DRAM modules, as well as high-end prebuilt and custom-built gaming PCs, among others.

The segments are defined as those operations our chief operating decision maker (“CODM”) regularly reviews to analyze performance and allocate resources. Our CODM is determined to be Corsair’s Chief Executive Officer. The results of the reportable segments are derived directly from our reporting system and are based on the methods of internal reporting which are not necessarily in conformity with GAAP. Management measures net revenue and gross profit to evaluate the performance of, and allocate resources to, each of the segments.

The table below summarizes the financial information for each reportable segment:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Net revenue
Gaming and Creator Peripherals	$161,555	$70,606	$347,531	$200,084
Gaming Components and Systems	295,548	213,766	798,497	570,535

Total net revenue	$457,103	$284,372	$1,146,028	$770,619

Gross Profit
Gaming and Creator Peripherals	$60,010	$19,948	$120,886	$58,234
Gaming Components and Systems	67,934	40,279	190,744	95,600

Total gross profit	$127,944	$60,227	$311,630	$153,834

The CODM manages assets on a total company basis, not by operating segments; therefore, asset information and capital expenditures by operating segments are not presented.

Geographic Information

The following table summarizes our net revenue by geographic region based on the location of the customer:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	(In thousands)
Net revenue
Americas	$216,982	$108,318	$517,165	$315,200
Europe and Middle East	162,615	114,118	412,349	287,502
Asia Pacific	77,506	61,936	216,514	167,917

Total net revenue	$457,103	$284,372	$1,146,028	$770,619

No other countries besides United States represented 10% or more of total net revenue for each of the periods presented.

One customer represented at least 10% of total net revenue for each of the periods presented.

Long-lived assets are comprised primarily of property and equipment, net. The following table summarizes property and equipment, net by country:

	September 30, 2020	December 31, 2019
	(In thousands)
United States	$6,532	$6,400
China	5,039	4,998
Taiwan	2,668	2,270
Other countries	1,165	1,697

Total property and equipment, net	$15,404	$15,365

15. Segment and Geographic Information

The Company has two reportable segments: gamer and creator peripherals and gaming components and systems.

The results of the reportable segments are derived directly from the Company’s reporting system and are based on the methods of internal reporting which are not necessarily in conformity with GAAP. Management measures net revenue and gross profit to evaluate the performance of, and allocate resources to, each of the segments. Management does not use asset information to assess performance and make decisions regarding allocation of resources.

Prior to fiscal year 2019, the Company operated its business in three reportable segments – gaming PC peripherals, gaming PC components and gaming PC memory. With effect from the fourth quarter of 2019, gaming PC memory was no longer reviewed and assessed separately by the Company’s CODM as an operating segment for resource allocation purposes. To align with the objective of Topic 280 and present the Company’s disaggregated financial information consistent with the management approach, the gaming PC memory operating segment is included as a component within the gaming PC components operating segment. Beginning with fiscal year 2019, the Company reports its financial performance based on two reportable segments:

•

Gamer and Creator Peripherals (previously defined as Gaming PC Peripherals), which includes keyboards, mice, mousepads, gaming headsets and gaming chairs, gamer and creator streaming gear including game and video capture hardware, video production accessories and docking stations, and following our SCUF acquisition, console gaming accessories including controllers; and

•

Gaming Components and Systems (now includes the Gaming PC Memory component), which includes PSUs, cooling solutions including custom cooling products, computer cases, prebuilt and custom built gaming PCs and laptops, and high performance memory components such as DRAM modules.

Comparative period financial information for fiscal year 2018 by reportable segment has been recast to conform with current presentation.

Financial information for each reportable segment was as follows:

	Year Ended December 31, 2018(1)	Year Ended December 31, 2019

	(In thousands)
Net revenue
Gaming and Creator Peripherals	$233,536	$294,141
Gaming Components and Systems	704,017	803,033

Total net revenue	$937,553	$1,097,174

Gross Profit
Gaming and Creator Peripherals	$73,489	$81,363
Gaming Components and Systems	119,206	142,924

Total gross profit	$192,695	$224,287

(1)	Reclassified to conform with 2019 presentation.

The Company’s CODM manages assets on a total company basis, not by operating segments; therefore, asset information and capital expenditures by operating segments are not presented.

Geographic Information

The following table reflects revenue by geographic area by customer location:

	Year Ended December 31, 2018	Year Ended December 31, 2019

	(In thousands)
Net revenue
United States	$329,179	$386,944
Other Americas	57,579	73,312
Europe and Middle East	348,798	406,435
Asia Pacific	201,997	230,483

Total net revenue	$937,553	$1,097,174

Long-lived assets are comprised primarily of property and equipment, net. The following table presents a summary of property and equipment, net by country:

	December 31, 2018	December 31, 2019

	(In thousands)
United States	$4,394	$6,400
China	6,363	4,998
Taiwan	983	2,270
Other countries	733	1,697

Property and equipment, net	$12,473	$15,365